Unaudited Pro Forma Condensed Combined Balance Sheet (Details) - Schedule of unaudited pro forma condensed combined balance sheet $ in Thousands	Dec. 31, 2021 USD ($)
Maple X Inc. [Member]
Current Assets
Cash and cash equivalents	$ 2,125
Restricted cash	912
Prepaid expenses and other assets	50
Land inventory	17,072
Total Current assets	20,159
Non-current Assets
Real estate properties	16,266
Total non-current assets	16,266
Total assets	36,425
Current Liabilities
Current liabilities - Mortgage and other loans	9,962
Current liabilities - Loans from related parties	1,488
Other current liabilities	245
Accrued interest	69
Total current liabilities	11,764
Loans from related parties	4,227
Total non-current liabilities	4,227
Total liabilities	15,991
Shareholders’ Equity	1,223
Non-controlling interests	19,211
Total Equity	20,434
Total liabilities and equity	36,425
Maple Heights GP [Member]
Current Assets
Cash and cash equivalents	417
Restricted cash	98
Prepaid expenses and other assets
Land inventory	9,214
Total Current assets	9,729
Non-current Assets
Real estate properties
Total non-current assets
Total assets	9,729
Current Liabilities
Current liabilities - Mortgage and other loans	3,468
Current liabilities - Loans from related parties
Other current liabilities	12
Accrued interest
Total current liabilities	3,480
Loans from related parties
Total non-current liabilities
Total liabilities	3,480
Shareholders’ Equity	322
Non-controlling interests	5,927
Total Equity	6,249
Total liabilities and equity	9,729
Pro Forma [Member]
Current Assets
Cash and cash equivalents	2,542
Restricted cash	1,010
Prepaid expenses and other assets	50
Land inventory	26,286
Total Current assets	29,888
Non-current Assets
Real estate properties	16,266
Total non-current assets	16,266
Total assets	46,154
Current Liabilities
Current liabilities - Mortgage and other loans	13,430
Current liabilities - Loans from related parties	1,488
Other current liabilities	257
Accrued interest	69
Total current liabilities	15,244
Loans from related parties	4,227
Total non-current liabilities	4,227
Total liabilities	19,471
Shareholders’ Equity	1,545
Non-controlling interests	25,138
Total Equity	26,683
Total liabilities and equity	$ 46,154